Reverse Recapitalization	3 Months Ended
Dec. 31, 2024
Reverse Recapitalization [Abstract]
REVERSE RECAPITALIZATION

NOTE 4 – REVERSE RECAPITALIZATION

On December 22, 2023, Old Nukk and Brilliant consummated the merger contemplated by the Business Combination with Old Nukk surviving the merger as a wholly-owned subsidiary of Brilliant.

Upon the closing of the Business Combination, Brilliant’s certificate of incorporation was amended and restated to, among other things, set the total number of authorized shares of capital to 55,000,000 shares, of which 40,000,000 shares were designated common stock, $0.0001 par value per share, and of which 15,000,000 shares were designated preferred stock, $0.0001 par value per share.

Upon the consummation of the Business Combination, each share of Old Nukk common stock issued and outstanding was cancelled and converted into the right to receive a pro-rata portion of 1,312,494 shares of the Company’s common stock.

Outstanding stock options, whether vested or unvested, to purchase shares of Old Nukk common stock (see Note 11) converted into stock options for shares of the Company’s common stock (each, an “Assumed Option”), upon the same terms and conditions that were in effect with respect to such stock options immediately prior to the Business Combination, after giving effect to an exchange ratio applicable to the Old Nukk outstanding stock options of 1:35.

Outstanding Public Warrants and Private Warrants (see Note 10) to purchase shares of Brilliant Ordinary Shares remained outstanding at the Closing Date. The warrants became exercisable 30 days after the completion of the Business Combination and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation. Subsequent to the Business Combination, there were 837,625 Company warrants outstanding.

A backstop pool was determined to be 26,668, 40% of the aggregate number of Brilliant Ordinary shares and Brilliant Rights, in accordance with the terms of the merger agreements (the “Backstop Pool”) and was issued to certain holders of Brilliant Ordinary Shares, Brilliant Rights, and Brilliant Warrants as follows:

●	Certain Brilliant shareholders received an additional issuance of shares or warrants as follows:

o	Holders of Brilliant Ordinary Shares received shares of the Company’s common stock equal to their pro rata share of the Backstop Pool

o	Holders of Brilliant Rights received shares of the Company’s common stock equal to their pro-rata share of the Backstop Pool

o	Holders of Brilliant Warrants, other than warrants held by Brilliant’s sponsor or affiliates, received additional Company Warrants that will be exercisable to receive a share of the Company’s common stock plus an additional number of Company warrants equal to their pro rata share of the aggregate number of Brilliant Ordinary Shares and Brilliant Rights outstanding.

In connection with the Business Combination, certain Brilliant shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 41,305 shares of Brilliant Class A Ordinary Shares at approximately $92.56 per share, for gross redemption payments of $3,822,431. Additionally, a balance owed to the sponsor of Brilliant totaling $3,881,627 was settled through the issuance of 12,935 shares of the Company’s common stock.

The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Brilliant was treated as the “acquired” company for financial reporting purposes. See Note 1 “Description of business and basis of presentation” for further details. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Old Nukk issuing stock for the net assets of Brilliant, accompanied by a recapitalization. The net assets of Brilliant are stated as historical cost, with no goodwill or intangible assets recorded.

Prior to the Business Combination, Old Nukk and Brilliant filed separate standalone federal, state and local income tax returns. As a result of the Business Combination, Old Nukk will file a consolidated income tax return. Although, for legal purposes, Brilliant acquired Old Nukk, and the transaction represents a reverse acquisition for federal income tax purposes. Brilliant will be the parent of the consolidated group, with Old Nukk a subsidiary, but in the year of the closing of the Business Combination, Old Nukk will file a full year tax return with Brilliant joining in the return the day after the Closing Date.

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of changes in stockholders’ deficit for the year ended September 30, 2024:

Cash – Brilliant trust and cash (net of redemption)	$848,746
Less: transaction costs and advisory fees paid	(698,585)
Net Business Combination financing	$150,161

The number of shares of the Company’s common stock issued immediately following the consummation of the Business Combination were:

Ordinary Shares, outstanding prior to Business Combination	50,474
Less: Redemption of Brilliant Ordinary Shares	(41,305)
Common stock of Brilliant	9,169
Brilliant Rights	57,500
Brilliant Founder shares	143,750
Brilliant Backstop Pool	26,668
Sponsors and Others (include Rights)	84,408
Business Combination and Brilliant shares	321,495
Old Nukk shares(1)	1,312,494
Total shares of common stock immediately after Business Combination	1,633,989
Issuance of shares of common stock to settle certain obligations to vendors	361,533
Issuance shares of common stock to settle certain due to affiliates	94,710
Issuance of shares of common stock to settle certain notes payable – related parties	8,767
Total shares of common stock at September 30, 2024	2,098,999

(1)	Old Nukk shares exchanged for 1,312,494 shares of the Company’s common stock consisted of the following:

	Old Nukk	The Company
Old Nukk common shares outstanding at September 30, 2022	367,175,886	1,259,333
Old Nukk common shares issued to advisors of Brilliant in exchange for receivable from Brilliant – December 14, 2023	13,858,824	47,533
Old Nukk common shares issued to advisors of Old Nukk in exchange for services received – December 14, 2023	1,641,176	5,628
Total Old Nukk shares exchanged in the Business Combination	382,675,886	1,312,494

Lock-up Agreements: Certain former stockholders of Old Nukk and Brilliant have agreed to lockup restrictions regarding the future transfer shares of common stock. Such shares may not be transferred or otherwise disposed of for a period of two years through December 23, 2025, subject to certain exceptions.

Transaction costs:

Transaction costs and advisory fees incurred in connection with the Business Combination charged to additional paid-in capital for the year ended September 30, 2024 totaled $938,416. Transaction costs and fees incurred by Brilliant, but settled through the issuance of shares of Old Nukk’s common stock prior to closing of the Business Combination were valued at $1,802,184 and included as a component of professional fees on the accompanying consolidated statement of operations and comprehensive loss for the year ended September 30, 2024. Transaction costs and fees incurred by Brilliant and remained outstanding at Closing total $450,000 and are included as a component of accrued professional fees within accrued expenses and other current liabilities on the accompanying consolidated balance sheets as of September 30, 2024.